COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Summary of monthly rental payments, presented by year

Year Ending December 31,	Operating Leases
2022	$163,158
2023	165,254
2024	27,601
Total	$356,013